OTHER INCOME, NET	6 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
OTHER INCOME, NET

NOTE 16 – OTHER INCOME, NET

Other income, net consisted of the following:

	For the Six Months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Interest income	$148,611	$80,539
Income from non-project installation and maintenance services	29,502	29,725
Rental income, net (1)	59,088	66,531
Brand charge	6,178	1,341
Waste sales	19,392	17,422
Government subsidies (2)	10,048	10,225
Other expense	(8,750)	(11,200)
Total other income, net	$264,069	$194,583

(1)

On February 10, 2021, Wuxi Li Bang leased the property at No. 179 Xizhang Road, Gushan Town to Jiangyin Shuaina Home Furniture Technology Co., Ltd for six years and the rent is RMB3,750,000 (US$521,674) in total. The rent is paid yearly, RMB600,000 ($83,468) for the first three years and RMB650,000 ($90,423) for the following three years.

On February 1, 2022, Wuxi Li Bang leased part of the property at No. 190 Xizhang Road, Gushan Town, Jiangyin City to Leiluo Intelligent Technology (Jiangsu) Co., Ltd. for three years and the rent is RMB1,800,000 ($250,403) in total, and the annual rent is RMB600,000 ($83,468). On January 1, 2025, Wuxi Li Bang and Leiluo Intelligent Technology (Jiangsu) Co., Ltd. renewed lease for an additional three-year term, from January 1, 2025 to January 1, 2027, with annual rent of RMB 480,000 ($68,290).

(2)	In 2023, Li Bang Kitchen Appliance was recognized as an advanced manufacturing enterprise by the local government and enjoyed preferential value-added tax deduction since fiscal year 2024.